Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share
10	Loss per share
The calculation of the basic and diluted loss per share have been based on the following loss attributable to equity shareholders and weighted-average number of ordinary shares outstanding.

	2022	2021	2020
	$	$	$
Loss
Loss attributable to equity shareholders of the Company	(190,453,333)	(174,009,273)	(1,939,689)

Number of shares
Weighted-average number of ordinary shares	76,039,727	14,596,997	13,176,752

According to the Preferred Shares Subscription Agreement and the Convertible Note Subscription Agreement, all of the Prenetics HK’s preference shares and convertible securities will be converted into ordinary shares of PHCL upon the occurrence of an amalgamation of the Group with another company.
At December 31, 2022, 25,114,282
 shares underlying restricted share units,
22,384,586

shares underlying warrants and
789,280

shares underlying exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2021,

12,400,419

restricted share units and
776,432
 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2020,
10,272,389
share options
and
20,025,247
preference shares,
2,729,893
convertible securities and
1,164,648
exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.